Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,937	$ 7,423
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,937	7,423
Trade receivables [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,989	7,481
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable	$ (52)	$ (58)